Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
A reconciliation of the changes in the carrying amount of the right-of-use assets is as follows:

	Land	Buildings	Vehicles	Equipment	Pipeline	Total
As at Dec. 31, 2020	58	24	1	16	42	141
Additions	—	1	—	—	—	1
Acquisitions (Note 4)	13	—	—	—	—	13
Depreciation	(3)	(5)	—	(2)	(1)	(11)
Disposal of assets	—	—	—	—	(41)	(41)
Transfers	—	—	—	(8)	—	(8)
As at Dec. 31, 2021	68	20	1	6	—	95
Additions	36	—	1	3	—	40
Depreciation	(4)	(5)	—	(2)	—	(11)
Change in foreign exchange rates	2	—	—	—	—	2
As at Dec. 31, 2022	102	15	2	7	—	126